Alger Russell Innovation ETF Investment Strategy - Alger Russell Innovation ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund that seeks to replicate the performance of the Alger Russell Innovation Index (the “Underlying Index”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of the Underlying Index. The Underlying Index is comprised of U.S. equity securities that the Fund believes represent innovative companies that the market has not yet recognized which are developing or benefitting from new products, services, technologies, or advancements. As described below, the Underlying Index is constructed to identify such innovative companies based on a quantitative methodology. The Manager is the sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell (the “Index Provider”) licenses the Underlying Index and is responsible for administering, calculating and governing the Underlying Index. The Underlying Index is comprised of a subset of the companies within the Russell 1000® Index, which is a broad measure of the performance of U.S. large- and mid-cap growth and value companies. The Underlying Index, like the Russell 1000® Index, and therefore the Fund, typically holds only common stocks. With a starting point of the Russell 1000® Index, the Underlying Index is constructed using the following methodology and steps: 1.Removing the bottom one-third of stocks in the Russell 1000® Index based on each company’s free cash flow margin over the latest four fiscal quarters. 2.Ranking the remaining stocks in the Russell 1000® Index by the amount each company spends on research and development as a percentage of its enterprise value. 3.Selecting the top 50 ranked stocks and equally weighting the holdings at 2% per stock. Definitions of Underlying Index Methodology Terms Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures. FCF represents the cash generated by a company after investing to maintain or grow its business operations. Sales: The value of what a company sold to its customers during a given period; also known as Revenue. Free Cash Flow Margin: FCF / Sales. A profitability ratio that measures a company’s financial performance based on the efficiency at which it can convert its Revenue into free cash flow. Companies in the Russell 1000® Index publish the data used to calculate this margin in their public filings. The FCF margin is sourced by the Index Provider, using data provided by its affiliates. If the Index Provider cannot compute the free cash flow margin for a company, it will be excluded from the Underlying Index. Research and Development (R&D): The amount a company expensed for research and development. Companies in the Russell 1000® Index publish R&D expenditures in their publicly filed financial statements. If a company does not report R&D spending, the Index Provider will exclude the company from the Underlying Index. Enterprise Value (EV): The sum of the market value of a company’s shares plus interest-bearing debt and preferred stock, net of cash and cash equivalents. EV is sourced by the Index Provider, using data provided by its affiliates. R&D as a Percentage of EV: R&D / EV, calculated by summing the latest four fiscal quarters, or last fiscal year if unavailable, of a company’s research & development expenses and then dividing by the company’s enterprise value as of the end of the current quarter. A metric designed to measure the market value of a company based on its R&D efforts. The Index Provider’s affiliate sources the data published by companies in the Russell 1000® Index and the Index Provider computes R&D to EV ratio using this information. The methodology applied to select Underlying Index holdings and weightings does not set limits on market capitalization or sector or industry exposures. The Underlying Index is rebalanced and reconstituted quarterly. The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. It may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing representative sampling, it must, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index. As a result, the Fund may have a high portfolio turnover rate. The Manager does not provide day-to-day management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions or trends in the day-to-day management of the Fund’s assets. The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will only concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries to the extent that the Underlying Index reflects a concentration in that industry or group of industries. As of December 31, 2025, the Underlying Index was concentrated in the software industry and health care sector, as defined by third party sources. The Fund is a passively managed exchange-traded fund ("ETF") that seeks to replicate the performance of the Underlying Index.